OTHER ASSETS	6 Months Ended	12 Months Ended
	Nov. 30, 2020	May 31, 2020
Other Non-current Assets Disclosure [Abstract]
Other Non-current Assets Disclosure [Text Block]	Note 13 – Other Assets Other assets consisted of the following at November 30, 2020 and May 31, 2020:
	November 30,	May 31,
	2020	2020
Security deposits	$167,455	$167,455
	$167,455	$167,455
NOTE 14 – OTHER ASSETS Other assets included the following as of May 31, 2020 and May 31, 2019:
	May 31	May 31,
	2020	2019
Security deposits	167,455	167,455
	$167,455	$167,455